SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	$ 38,635,635	$ 24,233,463		$ 19,390,579
(Loss) income from operations		(197,698)	(3,165,637)		(10,140,756)
Corporate other income (loss), net		552,058	3,201,613		(692,687)
Corporate interest income		2,100	7,956		4,631
Interest expense		(580,630)	(556,434)		(928,352)
(Loss) before income taxes		(224,170)	(512,502)		(11,757,164)
Income tax (expense) benefit		(7,980)	(69,869)		(5,321)
Net (loss) from continuing operations		(232,150)	(582,371)		(11,762,485)
Net (loss) income from discontinued operations		(465,791)	(6,499,276)		1,837,626
Net (loss)		(697,941)	(7,081,647)		(9,924,859)
Less: Loss (income) attributable to the non-controlling interest
Net (loss) attributable to the Company		(697,941)	(7,081,647)	[2]	(9,924,859)	[2]
Non-cash compensation		1,360,000			2,950,070
Depreciation and amortization		2,516,573	3,543,931		2,232,420
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		1,413,216	645,493		5,541,717
Inventory obsolescence provision		(53,314)	63,716		(82,255)
Total assets		32,826,314	29,208,815
TIT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	214,980	235,128		636,743
(Loss) income from operations		(110,113)	(617,180)		570,220
Depreciation and amortization		43,832	44,678		13,173
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		6,097	(43,741)		(658,035)
Inventory obsolescence provision		2,753
Total assets		131,137	254,579
CBT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	38,420,655	23,998,335		18,753,836
(Loss) income from operations		2,838,305	(181,454)		(7,668,616)
Depreciation and amortization		2,472,741	3,499,253		2,219,247
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		1,407,119	689,234		6,192,425
Inventory obsolescence provision		(56,067)	63,716		(82,255)
Total assets		31,384,549	27,200,882
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) income from operations	[3]	(2,925,890)	(2,367,003)		(3,042,360)
Non-cash compensation		1,360,000			2,950,070
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers					$ 7,327
Total assets		1,310,628	427,089
Assets From Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Total assets			$ 1,326,265

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[3]	Includes non-cash compensation, professional fees and consultancy fees for the Company.